Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Employment agreements, description	The Company has several employment agreements with executives and directors with the latest expiring in 2024. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party.
Bank guarantees	$ 3,164,000
Lawsuits totaling amount		$ 773,858